Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Financial Liabilities [Line Items]
Foreign currency exchange differences	$ 8,822,301	$ 13,266,320	$ (53,880,472)
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging income) at beginning of year	(85,790,673)	(122,448,724)	(64,530,210)
Foreign currency exchange differences recorded in net equity	28,878,949	23,870,051	(70,199,670)
Recognition of foreign currency exchange differences in profit (loss)	12,633,039	12,788,000	6,438,133
Foreign currency exchange differences			(73,961)
Classified as assets held for distribution to owners			5,916,984
Balance in hedging reserves (hedging income) at year end	$ (44,278,685)	$ (85,790,673)	$ (122,448,724)